Employee Share Schemes - Summary of Option Outstanding (Detail) - Dec. 31, 2020 shares in Thousands	shares yr £ / shares	shares yr $ / shares
Share Option Schemes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	0	0
Weighted average market price on exercise during year	£ 16.52
Share Option Schemes American Depositary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	0	0
Weighted average market price on exercise during year | $ / shares		$ 42.41
Savings-Related Share Option Schemes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	7,332	7,332
Share option schemes - shares Weighted exercise price	£ 11.32
Weighted average market price on exercise during year	£ 16.29
Weighted average remaining contractual life | yr	2.1	2.1
Savings-Related Share Option Schemes [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 14.15
Savings-Related Share Option Schemes [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 10.34